Stock-Based Compensation - Schedule of the options outstanding and exercisable by range of exercise prices (Detail) shares in Millions	12 Months Ended
Dec. 31, 2015 $ / shares shares
Options outstanding and exercisable by range of exercise prices
Exercise Price, low end of range (in dollars per share)	$ 4.41
Exercise Price, high end of range (in dollars per share)	43.33
$4.41 - $11.34
Options outstanding and exercisable by range of exercise prices
Exercise Price, low end of range (in dollars per share)	4.41
Exercise Price, high end of range (in dollars per share)	11.34
$11.35 - $18.13
Options outstanding and exercisable by range of exercise prices
Exercise Price, low end of range (in dollars per share)	11.35
Exercise Price, high end of range (in dollars per share)	18.13
$18.14 - $26.09
Options outstanding and exercisable by range of exercise prices
Exercise Price, low end of range (in dollars per share)	18.14
Exercise Price, high end of range (in dollars per share)	26.09
$26.10 - $29.06
Options outstanding and exercisable by range of exercise prices
Exercise Price, low end of range (in dollars per share)	26.10
Exercise Price, high end of range (in dollars per share)	29.06
$29.07 - $38.86
Options outstanding and exercisable by range of exercise prices
Exercise Price, low end of range (in dollars per share)	29.07
Exercise Price, high end of range (in dollars per share)	38.86
$38.87 - $43.33
Options outstanding and exercisable by range of exercise prices
Exercise Price, low end of range (in dollars per share)	38.87
Exercise Price, high end of range (in dollars per share)	$ 43.33
Stock Options
Options outstanding and exercisable by range of exercise prices
Outstanding Options (in shares) | shares	1.4
Weighted Average Remaining Contractual Life (in years)	4 years 3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 17.70
Exercisable Options (in shares) | shares	1.0
Weighted Average Exercise Price (in dollars per share)	$ 16.91
Stock Options | $4.41 - $11.34
Options outstanding and exercisable by range of exercise prices
Outstanding Options (in shares) | shares	0.2
Weighted Average Remaining Contractual Life (in years)	2 years 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 4.41
Exercisable Options (in shares) | shares	0.2
Weighted Average Exercise Price (in dollars per share)	$ 4.41
Stock Options | $11.35 - $18.13
Options outstanding and exercisable by range of exercise prices
Outstanding Options (in shares) | shares	0.4
Weighted Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 13.79
Exercisable Options (in shares) | shares	0.3
Weighted Average Exercise Price (in dollars per share)	$ 12.72
Stock Options | $18.14 - $26.09
Options outstanding and exercisable by range of exercise prices
Outstanding Options (in shares) | shares	0.4
Weighted Average Remaining Contractual Life (in years)	5 years 2 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 20.13
Exercisable Options (in shares) | shares	0.3
Weighted Average Exercise Price (in dollars per share)	$ 19.70
Stock Options | $26.10 - $29.06
Options outstanding and exercisable by range of exercise prices
Outstanding Options (in shares) | shares	0.1
Weighted Average Remaining Contractual Life (in years)	3 months 18 days
Weighted Average Exercise Price (in dollars per share)	$ 26.10
Exercisable Options (in shares) | shares	0.0
Weighted Average Exercise Price (in dollars per share)	$ 26.10
Stock Options | $29.07 - $38.86
Options outstanding and exercisable by range of exercise prices
Outstanding Options (in shares) | shares	0.2
Weighted Average Remaining Contractual Life (in years)	3 years 8 months 12 days
Weighted Average Exercise Price (in dollars per share)	$ 29.27
Exercisable Options (in shares) | shares	0.1
Weighted Average Exercise Price (in dollars per share)	$ 29.34
Stock Options | $38.87 - $43.33
Options outstanding and exercisable by range of exercise prices
Outstanding Options (in shares) | shares	0.1
Weighted Average Remaining Contractual Life (in years)	1 year 10 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 39.27
Exercisable Options (in shares) | shares	0.1
Weighted Average Exercise Price (in dollars per share)	$ 39.27